N-2 - $ / shares	Oct. 20, 2023	Oct. 18, 2023
Cover [Abstract]
Entity Central Index Key	0000759828
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Investors Trust
General Description of Registrant [Abstract]
Share Price		$ 11.71
NAV Per Share		$ 13.49
Latest Premium (Discount) to NAV [Percent]		(13.20%)